UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                           AXP TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Intermediate Tax-Exempt Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (97.7%)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Alabama (1.6%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%            $2,000,000               $2,171,640

Arizona (3.4%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-10               5.50              2,000,000                2,205,720
Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75              2,000,000                2,320,720
Total                                                                4,526,440

Arkansas (2.2%)
Little Rock School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FSA)
   02-01-20               5.50              2,695,000                2,921,084

California (15.1%)
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18               5.13              2,000,000                2,160,960
California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-1 A.M.T.
   04-01-25               4.70                750,000                  775,980

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

California (cont.)
California State Department of Water Resources
  Revenue Bonds
  Water Systems
  Series 2002X (FGIC)
   12-01-17               5.50%            $2,000,000               $2,345,119
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13               5.25              1,000,000                1,083,170
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88                500,000                  507,210
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced-Asset backed
  Series 2005A
   06-01-19               5.00                250,000                  261,675
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12               3.70              2,000,000(e)             1,561,760
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              1,665,000                1,844,171
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              1,500,000                1,647,195

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50%            $1,000,000               $1,108,550
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              2,000,000                2,193,860
   07-01-14               5.25              2,000,000                2,253,820
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000                2,220,820
Total                                                               19,964,290

Colorado (2.4%)
Denver City & County
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   08-01-07               5.63              1,000,000                1,049,300
Denver City & County School District #1
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15               5.38              1,790,000                1,963,881
Denver City & County School District #1
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15               5.38                210,000                  227,955
Total                                                                3,241,136

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS
        AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Florida (2.4%)
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20%              $375,000                 $381,255
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13                 65,000                   65,800
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35                290,000                  299,486
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25                245,000                  250,123
Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
   11-01-10               5.50                990,000                1,008,345
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18               6.35              1,000,000                1,076,379
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                 60,000                   60,717
Total                                                                3,142,105

Georgia (1.6%)
State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
   08-01-10               5.25              2,000,000                2,187,460

Illinois (3.3%)
City of Chicago
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997 (FGIC)
   11-01-15               4.36              2,000,000(e)             1,314,080
County of Cook
  Pre-refunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-17               5.25              2,000,000                2,182,820
Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000B (FGIC)
   12-01-08               5.13              1,000,000(e)               895,780
Total                                                                4,392,680

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Indiana (1.6%)
Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
   01-01-11               5.00%            $2,000,000               $2,158,460

Louisiana (3.7%)
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00              1,000,000                1,096,130
State of Louisiana
  Pre-refunded Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16               5.00                750,000                  835,215
State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
   06-01-17               5.38              2,750,000                3,039,520
Total                                                                4,970,865

Maryland (0.8%)
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
   07-15-08               5.25              1,000,000                1,062,850

Massachusetts (2.9%)
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
   11-01-14               5.50              2,000,000                2,297,340
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00                500,000                  542,380
Woods Hole Martha's Vineyard & Nantucket Steamship
Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00              1,000,000                1,086,520
Total                                                                3,926,240

Michigan (3.4%)
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80              1,000,000                1,013,250
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21               5.00              1,250,000                1,359,138
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-10               5.25              2,000,000                2,164,920
Total                                                                4,537,308

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Minnesota (3.3%)
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-14               5.75%            $2,000,000               $2,223,900
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-17               5.50              2,000,000                2,186,760
Total                                                                4,410,660

Missouri (2.0%)
Springfield School District #R12
  Unlimited General Obligation Refunding Bonds
  Missouri Direct Deposit Program
  Series 2002B (FSA)
   03-01-10               5.00              2,500,000                2,687,750

Nevada (1.5%)
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
   06-15-08               5.50              1,000,000                1,064,120
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-07               5.01              1,000,000(e)               959,350
Total                                                                2,023,470

New Jersey (1.1%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              1,000,000                1,077,770
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-10               4.25                200,000                  202,308
   06-01-11               4.50                180,000                  182,952
Total                                                                1,463,030

New York (8.7%)
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,000,000                2,211,800
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              2,000,000                2,136,660
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   07-01-13               5.50              2,250,000                2,561,985

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS
        AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

New York (cont.)
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10%            $1,160,000               $1,179,500
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              1,000,000                1,011,030
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C
   01-01-11               5.00              2,375,000                2,565,569
Total                                                               11,666,544

North Carolina (4.9%)
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-06               6.00              1,000,000                1,008,040
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              1,000,000                1,066,260
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              1,000,000                1,100,550
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12               5.50              1,000,000                1,123,300
State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              2,000,000                2,178,360
Total                                                                6,476,510

Ohio (5.2%)
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,650,000                1,804,308
County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13               5.13                150,000                  148,608
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50              2,000,000                2,170,260
   01-01-17               6.00              1,500,000                1,735,620
Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
   02-15-08               5.00              1,000,000                1,046,250
Total                                                                6,905,046

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Puerto Rico (0.8%)
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25%            $1,000,000(d)            $1,103,790

South Carolina (1.6%)
Columbia
  Certificate of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
   06-01-12               5.00              1,735,000                1,909,558
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00                250,000                  265,465
Total                                                                2,175,023

Tennessee (1.6%)
City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-18               5.25              2,000,000                2,129,480

Texas (12.4%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              2,000,000                2,148,880
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-13               5.25              2,000,000                2,222,320
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 1999B (FSA)
   05-15-08               6.00              1,000,000                1,075,090
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,000,000                2,202,940
Spring Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
   02-15-19               5.25              1,000,000                1,048,000
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (MBIA)
   02-01-09               3.28              5,000,000(e)             4,450,599

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Texas (cont.)
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-16               5.25%            $2,000,000               $2,185,500
University of Texas
  Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,090,000                1,133,524
Total                                                               16,466,853

Utah (1.3%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Salt Lake
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76              2,000,000(e)             1,769,720

Virginia (1.8%)
Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-15-15               5.25              2,125,000                2,419,398

Washington (7.2%)
County of King
  Limited General Obligation Refunding Bonds
  Series 2002
   12-01-13               5.50              1,805,000                2,046,076
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2003A (XLCA)
   07-01-10               5.50              2,000,000                2,190,740
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              2,000,000                2,294,360
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50              2,000,000                2,244,560
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00                750,000                  829,965
Total                                                                9,605,701

Total Municipal Bonds
(Cost: $127,080,204)                                              $130,505,533

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS
        AT AUG. 31, 2005

Municipal Note (0.5%)
Issue(b,c,f)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Colorado
Moffat County
  Refunding Revenue Bonds
  PacifiCorp Projects
  V.R.D.N. Series 1994
  (JP Morgan Chase Bank) AMBAC
   05-01-13               2.30%              $700,000                 $700,000

Total Municipal Note
(Cost: $700,000)                                                      $700,000

Total Investments in Securities
(Cost: $127,780,204)(g)                                           $131,205,533

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --   ACA Financial Guaranty Corporation
      AMBAC      --   Ambac Assurance Corporation
      BIG        --   Bond Investors Guarantee
      CGIC       --   Capital Guaranty Insurance Company
      FGIC       --   Financial Guaranty Insurance Company
      FHA        --   Federal Housing Authority
      FNMA       --   Federal National Mortgage Association
      FHLMC      --   Federal Home Loan Mortgage Corporation
      FSA        --   Financial Security Assurance
      GNMA       --   Government National Mortgage Association
      MBIA       --   MBIA Insurance Corporation
      XLCA       --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --   Alternative Minimum Tax -- At Aug. 31, 2005, the value
                      of securities subject to alternative minimum tax
                      represented 0.6% of net assets.
      B.A.N.     --   Bond Anticipation Note
      C.P.       --   Commercial Paper
      R.A.N.     --   Revenue Anticipation Note
      T.A.N.     --   Tax Anticipation Note
      T.R.A.N.   --   Tax & Revenue Anticipation Note
      V.R.       --   Variable Rate
      V.R.D.B.   --   Variable Rate Demand Bond
      V.R.D.N.   --   Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.8% of net assets at Aug. 31, 2005.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $127,780,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $3,541,000
      Unrealized depreciation                                         (115,000)
                                                                      --------
      Net unrealized appreciation                                   $3,426,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS
        AT AUG. 31, 2005

                                                             S-6355-80 D (10/05)

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE TAX-EXEMPT BOND FUND

                                AT AUG. 31, 2005

Investments in Securities

RiverSource Tax-Exempt Bond Fund

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (95.0%)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Alabama (0.9%)

City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25%              $540,000                 $574,997
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants
  Series 2003A (AMBAC)
   06-01-12               5.25              1,660,000                1,839,197
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              1,750,000                1,919,820
   01-01-23               5.25              1,500,000                1,614,990
Total                                                                5,949,004

Arizona (1.9%)

Maricopa County
  Revenue Bonds
  Sun Health Corporation Series 2005
   04-01-25               5.00              1,000,000                1,022,870
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000                2,674,525
Mesa
  Pre-refunded Revenue Bonds
  Series 2004 (FSA)
   07-01-23               5.13              3,000,000                3,359,790
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-10               5.00              3,740,000                4,036,545

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Arizona (cont.)

Phoenix Civic Improvement Corporation
  Revenue Bonds
  Civic Plaza Expansion Project
  Series 2005A (FGIC)
   07-01-41               5.00%            $1,500,000(e)            $1,584,375
Total                                                               12,678,105

Arkansas (0.4%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage Backed Securities Program
  Series 2003A (GNMA/FNMA)
   07-01-34               4.90              1,900,000                1,932,604
Independence County
  Refunding Revenue Bonds
  Entergy Arkansas Project
  Series 2005
   01-01-21               5.00                500,000                  513,305
Total                                                                2,445,909

California (15.3%)

Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              1,000,000                1,104,830
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18               5.13              2,250,000                2,431,080
Antelope Valley Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (MBIA)
   08-01-23               5.00              2,685,000                2,877,649

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

California (cont.)

Burbank California Public Financing Authority
  Revenue Bonds
  Golden State Redevelopment Project
  Series 2003A (AMBAC)
   12-01-20               5.25%            $3,000,000               $3,320,640
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,000,000                2,121,520
California Health Facilities Financing Authority
  Revenue Bonds
  Cedars-Sinai Medical Center
  Series 1997B (MBIA)
   08-01-27               5.13              3,000,000                3,142,770
California State Public Works Board
  Refunding Revenue Bonds
  Various University of California Projects
  Series 1993A
   06-01-14               5.50              7,275,000                8,267,747
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005A
   07-01-39               5.00              1,250,000                1,276,188
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88              1,750,000                1,775,235
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              2,000,000                2,132,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

California (cont.)

City of Los Angeles
  Pre- refunded Unlimited General Obligation Bonds
  Series 2000A (FGIC)
   09-01-18               5.00%            $2,715,000               $2,954,219
Golden State Tobacco Securitization Corporation
  Pre-refunded Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-33               5.50              2,500,000                2,830,725
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced-Asset backed
  Series 2005A
   06-01-19               5.00                750,000                  785,025
   06-01-45               5.00                780,000                  811,941
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25                925,000                1,030,459
   06-01-39               6.75                750,000                  865,103
   06-01-40               6.63                600,000                  685,086
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-23               5.00              2,000,000                2,111,680
Los Angeles County Public Works Financing Authority
  Un-refunded Revenue Bonds
  Los Angeles County Regional Park & Open Space District
  Series 1997A
   10-01-16               5.00                710,000                  746,118
Palomar Pomerado Health
  Unlimited General Obligation Bonds
  Election of 2004
  Series 2005A (AMBAC)
   08-01-29               4.50                750,000                  754,140
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              4,675,000                4,901,597
Southern California Public Power Authority
  Revenue Bonds
  Magnolia Power Project
  Series 2003A-1 (AMBAC)
   07-01-25               5.00              5,000,000                5,343,000
State of California
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999 (MBIA)
   12-01-15               5.75              2,295,000                2,561,495
State of California
  Unlimited General Obligation Bonds
  Series 1999 (MBIA)
   12-01-15               5.75              3,225,000                3,618,676
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25              2,500,000                2,745,325

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

California (cont.)

State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-31               5.13%            $2,500,000               $2,646,675
State of California
  Unlimited General Obligation Bonds
  Series 2002
   04-01-32               5.25              5,000,000                5,348,850
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-29               5.25              2,500,000                2,680,225
   02-01-32               5.00              2,500,000                2,619,525
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25                500,000                  551,870
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,500,000                2,797,375
   04-01-29               5.30              1,745,000                1,901,561
   02-01-33               5.00              2,000,000                2,100,660
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00              5,000,000                5,460,300
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-23               5.13              2,500,000                2,692,100
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2000
   06-01-19               5.50              2,500,000                2,738,050
   10-01-25               5.38              2,500,000                2,689,475
Tobacco Securitization Authority of Northern California
  Revenue Bonds
  Asset-backed Bonds
  Series 2001A
   06-01-41               5.38                485,000                  495,510
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed Bonds
  Series 2002A
   06-01-43               5.63                700,000                  731,969
West Covina Redevelopment Agency
  Special Tax Refunding Bonds
  Fashion Plaza
  Series 1996
   09-01-17               6.00              5,000,000                5,825,350
Total                                                              102,474,643

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Colorado (1.4%)

Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School
  Series 2004 (XLCA)
   06-01-33               5.00%            $3,055,000               $3,227,424
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-24               4.77              2,000,000(d)               864,780
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25              5,000,000                5,272,550
Total                                                                9,364,754

Florida (1.8%)

City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              2,000,000                2,150,140
County of Miami-Dade
  Unlimited General Obligation Bonds
  Building Better Communities Program
  Series 2005 (FGIC)
   07-01-33               5.00              1,000,000                1,071,260
Florida Municipal Loan Council
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000A (MBIA)
   04-01-20               6.02              4,360,000(d)             2,332,469
Florida State Board of Public Education
  Unlimited General Obligation Bonds
  Public Education Capital Outlay
  Series 2000A
   06-01-16               5.50              3,145,000                3,464,092
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health System
  Series 2002B
   11-15-23               5.25              1,000,000                1,059,440
Port St. Lucie
  Pre-refunded Revenue Bonds
  Series 2001 (MBIA)
   09-01-31               5.13              2,000,000                2,195,660
Total                                                               12,273,061

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Georgia (0.6%)

Burke County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Vogtle
  1st Series 2005 (FGIC)
   05-01-34               4.75%              $555,000                 $562,365
Coweta County Development Authority
  Revenue Bonds
  Georgia Power Company - Plant Yates Project
  Series 2001 (AMBAC)
   09-01-18               4.35              2,575,000                2,577,420
State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16               5.50              1,000,000                1,148,130
Total                                                                4,287,915

Illinois (6.5%)

City of Chicago
  Pre-refunded Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   11-01-18               5.50              2,000,000                2,244,300
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              3,080,000                3,398,133
Cook & Will Counties Township High School District #206
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-10               6.55              2,605,000(d)             2,171,111
Cook County Community Consolidated School District #21 -
Wheeling
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000 Escrowed to Maturity (FSA)
   12-01-19               6.03              3,140,000(d)             1,749,734
Cook County School District #170
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-09               6.50              2,155,000(d)             1,869,764
   12-01-10               6.55              2,155,000(d)             1,796,063
County of Jefferson
  Unlimited General Obligation Bonds
  Jail & Administration Office Center Project
  Series 2003A (FGIC)
   01-15-24               5.25              2,420,000                2,625,506
Illinois Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College
  Series 2003A
   10-01-22               5.63              2,500,000                2,706,350

Municipal Bonds (continued)

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Illinois (cont.)

Illinois Educational Facilities Authority
  Revenue Bonds
  University of Chicago
  Series 2003A
   07-01-25               5.25%            $6,770,000               $7,394,804
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50              1,600,000                1,698,224
Illinois Finance Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             13,745,000(d)             7,292,272
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A Escrowed to Maturity (FGIC)
   06-15-21               6.54              1,870,000(d)               966,192
Metropolitan Pier & Exposition Authority
  Un-refunded Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A (FGIC)
   06-15-10               6.65                240,000(d)               203,261
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25              6,500,000                6,985,355
Total                                                               43,101,069

Indiana (0.4%)

Indiana Transportation Finance Authority
  Pre-refunded Revenue Bonds
  Series 1990A
   06-01-15               7.25              2,210,000                2,578,495

Iowa (--%)

Tobacco Settlement Authority of Iowa
  Revenue Bonds
  Asset-backed
  Series 2001B
   06-01-25               5.30                200,000                  205,200

Kentucky (0.4%)

County of Jefferson
  Revenue Bonds
  University Medical Center Incorporated Project
  Series 1997 (MBIA)
   07-01-17               5.50              2,500,000                2,616,600

Louisiana (3.2%)

City of New Orleans
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (AMBAC)
   09-01-12               6.63              6,250,000(d)             4,788,313

Municipal Bonds (continued)

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Louisiana (cont.)

Louisiana Public Facilities Authority
  Pre-refunded Revenue Bonds
  Centenary College of Louisiana Project
  Series 1997
   02-01-17               5.90%            $1,000,000               $1,075,050
New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11               6.25              8,845,000                9,928,866
State of Louisiana
  Pre-refunded Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16               5.00              1,750,000                1,948,835
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2001B
   05-15-30               5.50                980,000                1,023,267
   05-15-39               5.88              2,130,000                2,267,236
Total                                                               21,031,567

Massachusetts (3.9%)

Massachusetts Bay Transportation Authority
  Revenue Bonds
  Assessment Series 2005A
   07-01-25               5.00              1,450,000(e)             1,558,170
   07-01-26               5.00              1,450,000(e)             1,555,749
   07-01-31               5.00              1,500,000(e)             1,601,880
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000                2,659,400
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  University of Massachusetts Memorial Issue
  Series 2005D
   07-01-33               5.00              1,000,000                1,009,200
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00              1,200,000                1,301,712
   08-15-24               5.00                900,000                  973,206
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34               5.00              4,000,000                4,250,760
Route 3 North Transit Improvement Association
  Revenue Bonds
  Series 2000 (MBIA)
   06-15-17               5.75              7,570,000                8,393,312
Woods Hole Martha's Vineyard & Nantucket Steamship
Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00              2,505,000                2,721,733
Total                                                               26,025,122

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Michigan (4.7%)

Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80%            $2,000,000               $2,026,500
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Funding)
   05-01-27               5.15                335,000                  347,837
Michigan Municipal Bond Authority
  Pre-refunded Revenue Bonds
  State Revolving Fund
  Series 1997
   10-01-15               5.25              1,000,000                1,056,690
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-14               5.00              1,000,000                1,084,770
   10-01-19               5.25              2,000,000                2,192,140
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2002
   10-01-22               5.00              2,350,000                2,523,336
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21               5.00              2,500,000                2,718,275
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14               5.25              1,000,000                1,117,660
Michigan State Hospital Finance Authority
  Revenue Bonds
  McLaren Health Care
  Series 2005C
   08-01-35               5.00              3,000,000                3,106,530
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50              4,070,000                4,439,190
New Haven Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2002
  (Qualified School Board Loan Funding)
   05-01-22               5.25              5,500,000                6,016,725
Summit Academy North
  Certificate of Participation
  Series 2001
   07-01-21               7.13              1,615,000                1,685,156

Municipal Bonds (continued)

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Michigan (cont.)

Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25%            $2,500,000               $2,686,625
Total                                                               31,001,434

Minnesota (2.5%)

City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              3,075,000                3,247,200
Minneapolis & St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-26               5.00              1,465,000                1,561,514
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20              3,000,000                3,148,440
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15               5.00              1,000,000                1,105,280
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25              1,250,000                1,341,275
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Series 2003
   08-01-13               4.00              5,000,000                5,213,300
Todd Morrison Cass & Wadena Counties United Hospital
District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              1,000,000                1,031,270
Total                                                               16,648,279

Missouri (0.6%)

Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Park College
  Series 1999
   06-01-19               5.88              4,000,000                4,259,120

Montana (0.2%)

State of Montana
  Unlimited General Obligation Refunding Bonds
  Long-Range Building Program
  Series 2003G
   08-01-14               4.00              1,520,000                1,571,786

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Nebraska (--%)

Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25%              $290,000                 $305,068

Nevada (3.5%)

City of Las Vegas
  Special Assessment Bonds
  Special Improvement District #808 - Summerlin
  Series 2001
   06-01-11               6.00              1,985,000                2,053,383
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 1998 (FSA)
   06-15-12               5.50             10,000,000               11,247,800
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-15               5.65              9,870,000(d)             6,688,011
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-09               5.00              3,110,000                3,296,973
Total                                                               23,286,167

New Jersey (4.8%)

New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              5,000,000                5,388,849
New Jersey Sports & Exposition Authority
  Series 2000A Inverse Floater
   03-01-16               7.24              3,385,000(f)             4,086,169
New Jersey Sports & Exposition Authority
  Series 2000B Inverse Floater
   03-01-17               7.24              3,535,000(f)             4,261,089
New Jersey Sports & Exposition Authority
  Series 2000C Inverse Floater
   03-01-18               7.24              3,490,000(f)             4,200,704
New Jersey Transportation Trust Fund Authority
  Pre-refunded Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   06-15-14               7.64              5,000,000(f,h)           6,239,599
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               5.75              1,250,000                1,308,663
   06-01-37               6.00              2,175,000                2,331,143

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

New Jersey (cont.)

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32               6.38%            $1,400,000               $1,600,480
   06-01-39               6.75              1,250,000                1,459,713
   06-01-43               6.25                750,000                  850,193
Total                                                               31,726,602

New York (13.0%)

Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25              5,000,000                5,496,600
City of New York
  Unlimited General Obligation Bonds
  Series 2002G (FGIC)
   08-01-10               5.50             10,000,000               10,987,999
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              5,000,000                5,451,100
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,500,000                2,764,750
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              1,000,000                1,050,130
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75              2,500,000                2,910,475
   11-15-32               5.75              5,000,000                5,685,700
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2005D (AMBAC)
   06-15-39               5.00              2,000,000                2,130,380
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              1,000,000                1,094,790
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  State Personal Income Tax (Education)
  Series 2003A
   03-15-27               5.00              4,725,000                5,219,897
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18               5.75              5,500,000                6,375,324
New York State Dormitory Authority
  Revenue Bonds
  Hospital Insured Mortgage
  Series 2004A (FHA/FSA)
   02-15-13               5.25              1,750,000                1,941,818
   08-15-13               5.25              4,500,000                5,022,000

Municipal Bonds (continued)

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

New York (cont.)

New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30               5.00%            $1,390,000               $1,484,840
New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23               5.00              5,000,000                5,343,000
   07-01-24               5.00              2,500,000                2,664,575
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25              4,000,000                4,396,640
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10              2,400,000                2,440,344
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              3,000,000                3,033,090
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32               5.00                805,000                  852,769
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A
   01-01-09               5.00              3,500,000                3,702,405
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              2,000,000                2,137,500
Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23               5.00                800,000                  866,248
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50              3,025,000                3,260,254
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00                350,000                  354,386
Total                                                               86,667,014

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

North Carolina (3.1%)

City of Charlotte
  Certificate of Participation
  Governmental Facilities Projects
  Series 2003G
   06-01-28               5.00%            $1,750,000               $1,853,408
City of Charlotte
  Unlimited General Obligation Bonds
  Series 2003A
   07-01-08               4.25              2,000,000                2,071,420
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              2,375,000                2,532,368
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003F
   01-01-14               5.50              5,000,000                5,470,500
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-11               5.50              5,125,000                5,587,120
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2003B
   04-01-21               4.50              3,000,000                3,091,110
Total                                                               20,605,926

Ohio (2.7%)

City of Cincinnati
  Unlimited General Obligation Refunding Bonds
  Police & Fire Pension
  Series 2005C
   12-01-30               4.50              3,000,000                3,016,290
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25               4.70              1,500,000                1,556,115
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00              4,000,000                4,478,240
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23               4.75              2,435,000                2,584,119
Ohio State University
  Revenue Bonds
  Series 2005A
   06-01-30               4.75              3,200,000                3,313,376
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005I
   05-01-14               5.00              2,545,000                2,837,828
Total                                                               17,785,968

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Oregon (1.4%)

Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00%            $5,000,000               $5,463,950
Oregon State Housing & Community Services Department
  Revenue Bonds
  Single Family Mortgage Program
  Series 2003A
   07-01-24               4.80              3,165,000                3,190,447
Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32               5.00                500,000                  521,735
Total                                                                9,176,132

Pennsylvania (1.6%)

Allegheny County Hospital Development Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Magee-Women's Hospital Project
  Zero Coupon
  Series 1992 (FGIC)
   10-01-17               5.81              5,115,000(d)             3,064,448
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2005 (FGIC)
   02-15-27               4.75              2,200,000                2,269,212
Pennsylvania Industrial Development Authority
  Revenue Bonds
  Economic Development
  Series 2002 (AMBAC)
   07-01-09               5.00              4,825,000                5,152,617
Total                                                               10,486,277

Puerto Rico (1.7%)

Puerto Rico Infrastructure Financing Authority
  Pre-refunded Revenue Bonds
  Series 1997A (AMBAC)
   07-01-14               5.00              3,175,000(g)             3,353,816
Puerto Rico Municipal Finance Agency
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FSA)
   02-01-09               7.25              5,000,000(f,g)           6,047,700
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00              1,750,000(g)             1,915,725
Total                                                               11,317,241

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

South Carolina (1.3%)

Lexington County
  Revenue Bonds
  Series 2004
   05-01-24               5.50%            $2,100,000               $2,289,861
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25              5,000,000                5,319,850
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              1,000,000                1,061,860
Total                                                                8,671,571

Tennessee (0.9%)

City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-15               5.25              5,365,000                5,712,330

Texas (8.5%)

Alief Independent School District
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-14               5.00              3,000,000                3,305,640
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,525,000                1,638,521
City of Austin
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992 (AMBAC)
   11-15-10               6.51              5,055,000(d)             4,206,670
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25              2,000,000                2,137,120
   02-01-13               5.25              3,000,000                3,333,480
City of San Antonio
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   05-15-07               6.40              3,695,000                3,910,566
City of San Antonio
  Revenue Bonds
  Series 2003 (MBIA)
   02-01-20               5.00              1,980,000                2,118,798
Clint Independent School District
  Unlimited General Obligation Bonds
  Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29               5.13              6,425,000                6,871,923

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Texas (cont.)

Duncanville Independent School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-28               5.65%            $7,000,000               $7,803,600
Houston Independent School District
  Limited General Obligation Refunding Bonds
  Series 2005 (FSA)
   07-15-15               5.00              5,000,000                5,537,000
Midland Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19               5.25              2,220,000                2,435,962
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00              8,285,000                8,550,699
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,150,000                2,368,161
State of Texas
  Unlimited General Obligation Bonds
  Transportation Commission Mobility Fund
  Series 2005
   04-01-35               4.75              2,500,000                2,579,500
Total                                                               56,797,640

Virginia (1.1%)

Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33               5.00              1,180,000                1,262,447
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-Backed
  Series 2005
   06-01-26               5.50                425,000                  442,655
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              2,000,000                2,161,580
Virginia Public School Authority
  Revenue Bonds
  School Financing
  Series 2001A
   08-01-16               5.00              3,300,000                3,583,172
Total                                                                7,449,854

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Washington (6.2%)

City of Seattle
  Improvement & Refunding Revenue Bonds
  Series 2001 (FSA)
   03-01-26               5.13%            $3,415,000               $3,588,824
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50              8,000,000                8,978,240
Grant County Public Utility District #2
  Refunding Revenue Bonds
  Series 2001H (FSA)
   01-01-09               5.00              9,635,000               10,207,800
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00              2,820,000                3,120,668
State of Washington
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   01-01-13               5.00              2,675,000                2,807,306
Tobacco Settlement Authority of Washington
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               6.63                750,000                  835,553
Vancouver
  Limited General Obligation Bonds
  Limited Tax
  Series 2003 (AMBAC)
   12-01-29               5.00              3,650,000                3,851,298
Washington Public Power Supply System
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989B (MBIA)
   07-01-13               6.61             10,360,000(d)             7,630,036
Total                                                               41,019,725

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
issuer and               Rate                  Amount
title of issue(b,c)

Wisconsin (0.6%)

Badger Tobacco Asset Securitization Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-27               6.13%            $1,150,000               $1,233,916
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33               5.13              2,400,000                2,492,664
Total                                                                3,726,580

Total Municipal Bonds
(Cost: $597,824,811)                                              $633,246,158

Municipal Notes (3.3%)
Issue(b,c,i)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Illinois (0.1%)

Illinois Health Facilities Authority
  Revenue Bonds
  University Chicago Hospitals Project
  V.R.D.N. Series 1994C
  (JPMorgan Chase Bank) MBIA
   08-15-26               2.30%              $800,000                 $800,000

Mississippi (0.2%)

County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
   12-01-16               2.30              1,500,000                1,500,000

New York (0.6%)

City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 1994H-2
  (Wachovia Bank) MBIA
   08-01-13               2.26              4,300,000                4,300,000

Pennsylvania (0.8%)

Philadelphia Hospitals & Higher Education Facilities
Authority
  Revenue Bonds
  Children's Hospital Project
  V.R.D.N. Series 2002C
  (JPMorgan Chase Bank) MBIA
   07-01-31               2.34              5,100,000                5,100,000

Municipal Notes (continued)
Issue(b,c,i)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Tennessee (0.5%)

Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2004 (Bank of America)
   07-01-34               2.33%            $3,300,000               $3,300,000

Texas (0.6%)

Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2001-1
  (JPMorgan Chase Bank) MBIA
   08-15-31               2.34              2,060,000                2,060,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.N. Series 2001
  (Chase Manhattan Bank) MBIA
   09-01-31               2.34              1,900,000                1,900,000
Total                                                                3,960,000

Washington (0.2%)

Washington Health Care Facilities Authority
  Revenue Bonds
  Providence Services
  V.R.D.N. Series 2002A
  (JPMorgan Chase Bank) MBIA
   12-01-30               2.34              1,400,000                1,400,000

Wyoming (0.2%)

Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N Series 1993
   08-15-20               2.30              1,400,000                1,400,000

Total Municipal Notes
(Cost: $21,760,000)                                                $21,760,000

Total Investments in Securities
(Cost: $619,584,811)(j)                                           $655,006,158

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --   ACA Financial Guaranty Corporation
      AMBAC      --   Ambac Assurance Corporation
      BIG        --   Bond Investors Guarantee
      CGIC       --   Capital Guaranty Insurance Company
      FGIC       --   Financial Guaranty Insurance Company
      FHA        --   Federal Housing Authority
      FNMA       --   Federal National Mortgage Association
      FHLMC      --   Federal Home Loan Mortgage Corporation
      FSA        --   Financial Security Assurance
      GNMA       --   Government National Mortgage Association
      MBIA       --   MBIA Insurance Corporation
      XLCA       --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --   Alternative Minimum Tax
      B.A.N.     --   Bond Anticipation Note
      C.P.       --   Commercial Paper
      R.A.N.     --   Revenue Anticipation Note
      T.A.N.     --   Tax Anticipation Note
      T.R.A.N.   --   Tax & Revenue Anticipation Note
      V.R.       --   Variable Rate
      V.R.D.B.   --   Variable Rate Demand Bond
      V.R.D.N.   --   Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,268,250.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2005. At Aug. 31, 2005, the value of inverse floaters represented 3.7% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at Aug. 31, 2005.

(h) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

      Security                            Acquisition                     Cost
                                             dates

      New Jersey Transportation Trust Fund Authority
         Pre-refunded Revenue Bonds
         Residual Certificates
         Series 2000 Inverse Floater (FSA)
         7.64% 2014                 01-26-00 thru 11-13-02          $5,066,260

(i) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(j) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $619,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $35,931,000
      Unrealized depreciation                                         (510,000)
                                                                      --------
      Net unrealized appreciation                                  $35,421,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6310-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005